Cash and Cash Equivalents - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 78,458	$ 6,348
Short-term deposits	4,377	36,498
Total cash and cash equivalents	$ 82,835	$ 42,846	$ 41,300	$ 61,360